Turner Emerging Markets Fund
Turner Emerging Markets Fund
Investment Objective
The Emerging Markets Fund (the "Fund") seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Emerging Markets Fund		Institutional Class	Investor Class
Investment Advisory Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	1.20%	1.20%
Shareholder Servicing Fee		none	0.25%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.91%	2.16%
Fee Waivers and Expense Reimbursements	[3]	(0.85%)	(0.85%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.06%	1.31%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.05% and 1.30%, respectively, through January 31, 2015. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015. Turner may discontinue this arrangement at any time after January 31, 2015. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Emerging Markets Fund (USD $)	1 Year	3 Years
Institutional Class	108	473
Investor Class	133	549

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance.

Principal Strategy

The Fund invests primarily (at least 80% of net assets plus any borrowing for investment purposes) in common stocks and other equity securities (depositary receipts, American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, preferred stocks, warrants, rights to acquire common or preferred stocks and securities convertible into or for common stocks) of issuers economically tied to emerging markets. Emerging markets are defined as those markets included in the MSCI Emerging Markets Index. As of March 29, 2013, the index included the following countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Fund's investment adviser may also consider as emerging markets those classified by the World Bank, International Finance Corporation or the United Nations as such. In determining if a security is tied to a foreign (non-U.S.) country, the Fund generally looks to the country of incorporation of the issuer. However, the Fund may determine a security is economically tied to a foreign country by looking to an issuer's country of domicile, where the majority of an issuer's revenues are generated or where an issuer's primary exchange is located. As a result, an issuer may be economically tied to more than one country. Investments may be in companies of any size.

The Fund may invest in financial derivative instruments for efficient portfolio management purposes and in order to obtain access to certain restricted emerging markets, such as India, China or Taiwan. The Fund may also invest in financial derivative instruments for performance enhancement. These financial derivative instruments may include warrants, participation notes and equity linked notes. The warrants, participation notes and equity linked notes will generally mirror the performance of the underlying equity security and are liquid, exchange-traded securities.

The Fund's portfolio generally will contain between 60 to 100 securities. The Fund may trade actively in foreign securities, including emerging market securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund. Common stock investments are subject to the risk that other investments (including preferred stock and debt) will have claims on a company's securities of greater priority.

Capital Gain Risk. The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

Growth Stock Risk. The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Foreign Security Risk. The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Emerging Markets Risk. The Fund is subject to risks due to its investments in emerging markets countries. The markets of emerging markets countries are less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Foreign Currency Risk. The Fund is subject to risks due to its investments in securities denominated in foreign currencies. This is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

Capitalization Size Risk. The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.

Derivative Risk. The Fund is subject to risks due to investments in derivatives. An investment in derivatives can be more sensitive to changes in interest rates, counterparty risk and sudden fluctuations in market prices than conventional securities. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. The Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivatives may make the fund subject to greater volatility than if it invested solely in other types of securities.

Portfolio Turnover Risk. The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
Prior to the date of this Prospectus, the Fund had not yet commenced operations and therefore does not have a performance history.